Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (264)		$ (406)		$ (406)		$ (489)		$ (398)
Other comprehensive income (loss) before reclassifications	(133)		(15)		127		89		(100)
Amounts reclassified from accumulated other comprehensive loss	(1)		4		15		(6)		9
Net current period other comprehensive income (loss)	(134)		(11)		142		83		(91)
Equity contribution to consolidated variable interest entities	0						(1)
Ending balance	(404)		(417)		(264)		(406)		(489)
Currency translation adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(136)	[1]	(212)	[1]	(212)	[1]	(336)		(257)
Other comprehensive income (loss) before reclassifications	(129)	[1]	(21)	[1]	67		124		(79)
Amounts reclassified from accumulated other comprehensive loss	(4)	[1]			9
Net current period other comprehensive income (loss)	(133)	[1]	(21)	[1]	76		124		(79)
Equity contribution to consolidated variable interest entities	(6)	[1]
Ending balance	(275)	[1]	(233)	[1]	(136)	[1]	(212)	[1]	(336)
Pension liability adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(134)		(194)		(194)		(153)		(140)
Other comprehensive income (loss) before reclassifications			6		54		(35)		(21)
Amounts reclassified from accumulated other comprehensive loss	3		4		6		(6)		8
Net current period other comprehensive income (loss)	3		10		60		(41)		(13)
Ending balance	(131)		(184)		(134)		(194)		(153)
Cash flow hedge adjustment [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	6								(1)
Other comprehensive income (loss) before reclassifications	(4)				6
Amounts reclassified from accumulated other comprehensive loss									1
Net current period other comprehensive income (loss)	(4)				6				1
Ending balance	2				6
Accumulated Other Comprehensive Income (Loss) [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity contribution to consolidated variable interest entities	$ (6)

[1]	Includes net investment hedges.